CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Cash flows from operating activities:
Net income (loss)	$ 19,821	$ 4,665	$ 34,351	$ 349	$ (4,673)
Adjustments to reconcile net income (loss) to cash flows provided by operating activities:
Depreciation and amortization	10,175	8,717	17,450	15,448	16,286
Interest expense accrued and paid-in-kind		12,505	20,575	23,201	17,739
Loan fees and other amortization	1,217	1,212	2,530	2,221	2,335
Loss (gain) from debt extinguishment		1,873	5,704		(2,822)
Deferred income tax (benefit) expense	4,261		(11,271)	(118)	(22)
Stock-based compensation	1,002	39	523	(515)	84
Goodwill impairment charge				536
Loss (gain) on store closings and impairment of store assets	71	(134)	324	1,034	4,095
Effects of changes in operating assets and liabilities, excluding business acquisitions:
Accounts receivable	(3,116)	(1,481)	(6,574)	(6,028)	3,306
Inventories	(14,672)	(4,908)	(10,555)	(2,056)	(875)
Prepaid expenses and other current assets	(1,354)	584	(1,306)	(2,178)	(938)
Other assets	391	(1,726)	(2,914)	(2,773)	(2,218)
Accounts payable	1,763	13,035	13,159	6,265	(12,602)
Accrued liabilities	7,913	9,638	9,333	1,454	2,150
Customer deposits	850	2,846	1,518	1,068	(28)
Other noncurrent liabilities	1,774	1,890	8,828	4,521	(960)
Net cash provided by operating activities	30,096	48,755	81,675	42,429	20,857
Cash flows from investing activities:
Purchases of property and equipment	(31,667)	(11,681)	(34,356)	(27,330)	(10,863)
Business acquisitions, net of cash acquired	(43,984)	(100)	(7,958)	(10,762)
Net cash used in investing activities	(75,651)	(11,781)	(42,314)	(38,092)	(10,863)
Cash flows from financing activities:
Proceeds from issuance of debt	15,000	40,198	40,198	2,985	24,191
Principal payments of debt	(11,203)	(50,686)	(145,231)	(3,271)	(33,537)
Proceeds from issuance of common stock, net of costs			110,446
Debt issuance costs		(1,273)	(1,273)		(1,001)
Net cash provided by (used in) financing activities	3,797	(11,761)	4,140	(286)	(10,347)
Net increase (decrease) in cash and cash equivalents	(41,758)	25,213	43,501	4,051	(353)
Cash and cash equivalents, beginning of period	47,946	4,445	4,445	394	747
Cash and cash equivalents, end of period	$ 6,188	$ 29,658	$ 47,946	$ 4,445	$ 394